Organization and Reorganization - Cash flow of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organization and Reorganization
Net cash generated from/(used in) operating activities	¥ (109,679)	$ (15,901)	¥ (92,255)	¥ (88,854)
Net cash generated from investing activities	(212)	(31)	47,856	37,698
Net cash (used in)/generated from financing activities	91,241	13,228	7,000	(63)
Net increase/(decrease) in cash, cash equivalent and restricted cash	(20,455)	$ (2,966)	(42,447)	(55,704)
Consolidated VIEs primary beneficiary
Organization and Reorganization
Net cash generated from/(used in) operating activities	2,483		(22,124)	(4,945)
Net cash generated from investing activities			2,920	12,050
Net cash (used in)/generated from financing activities	(1,285)		4,000	(63)
Net increase/(decrease) in cash, cash equivalent and restricted cash	¥ 1,198		¥ (15,204)	¥ 7,042